FRANKLIN TEMPLETON INVESTMENTS
One Franklin Parkway
San Mateo, CA 94403

January 27, 2011

Filed Via EDGAR (CIK #0000757010)

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

RE: Franklin Tax-Free Trust(Registrant)
File Nos. 002-94222 and 811-04149

Ladies/Gentlemen:

On behalf of Franklin Federal Limited-Term Tax-Free Income Fund, Franklin Double Tax-Free Income Fund, Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin Insured Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund, each a series of Franklin Tax-Free Trust, above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A (the "Amendment"), which is being filed under the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended.

The filing is being made in connection with adding an additional class of shares, Advisor Class, to the Franklin Federal Limited-Term Tax-Free Income Fund (the “Fund”) series of the Registrant, and to update certain financial information of the Fund, the Franklin Double Tax-Free Income Fund, the Franklin Federal Intermediate-Term Tax-Free Income Fund, the Franklin High Yield Tax-Free Income Fund, the Franklin Insured Tax-Free Income Fund, the Franklin Massachusetts Tax-Free Income Fund and the Franklin New Jersey Tax-Free Income Fund series of shares of the Registrant.

On November 30, 2010, the Registrant filed an amendment to its registration statement under Rule 485(a) (Accession No. 0000757010-10-000030), which contained supplements to the prospectus and statement of additional information of the series of the Registrant listed above, which are similar to those filed in the Amendment.  However, the incorporation by reference to the existing prospectus and statement of additional information of such series was inadvertently omitted from the filing.  Pursuant to a conversation with the Securities and Exchange Commission (SEC) staff examiner of the Registrant, on January 24, 2011, the Registrant requested permission to file the Amendment pursuant to Rule 485(b) under the 1933 Act in lieu of filing the Amendment pursuant to Rule 485(a), in light of the fact that the revisions to the Fund’s prospectus and statement of additional information by way of the supplements to such documents contained in the Amendment, including the addition of the Advisor Class of shares of the Fund, would be "substantially identical" to information contained in the prospectuses and statements of additional information of other Franklin funds for which the Securities and Exchange Commission (SEC) staff has previously had an opportunity to review in amendments filed under Rule 485(a).

As Senior Associate General Counsel, I have reviewed the Amendment. Based upon such review and the permission granted by the SEC with respect to the addition of the new class discussed above, I have determined, and hereby represent accordingly, that said Amendment does not contain disclosures which would render it ineligible to become effective automatically pursuant to Rule 485(b) under the 1933 Act. The Amendment will become effective on February 1, 2011.

The Amendment relates only to the Fund, and, with respect to updated financial information, the Franklin Double Tax-Free Income Fund, the Franklin Federal Intermediate-Term Tax-Free Income Fund, the Franklin High Yield Tax-Free Income Fund, the Franklin Insured Tax-Free Income Fund, the Franklin Massachusetts Tax-Free Income Fund and the Franklin New Jersey Tax-Free Income Fund series of shares of the Registrant.  The Amendment does not otherwise delete, amend, or supersede any  information relating to any of the prospectuses and statements of additional information of the Registrant’s other series of shares.

Please direct any inquiries regarding this filing to the
undersigned at (650) 312-5824 or the address shown above.

Sincerely yours,

FRANKLIN Tax-Free TRUST

/s/ David P. Goss

David P. Goss

Vice President

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